Discontinued operations (Summary of Results from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Discontinued operations [Abstract]
Revenue	$ 1,807	$ 4,006
Cost of revenue	1,399	4,201
GROSS PROFIT (EXCESS OF COSTS OF REVENUES OVER REVENUE)	408	(195)
Selling, general and administrative expenses	266	754
OPERATING PROFT (LOSS)	142	(949)
Other income, net	624	(30)
Income tax benefit	1,224
Income (loss) from discontinued operations	$ 1,990	$ (979)